Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 749,617,500.00
Previously Paid Amount	0.00
Total Fee Amount	114,766.44
Total Offset Amount	0.00
Net Fee	114,766.44
Narrative - Max Aggregate Offering Price	$ 749,617,500.00
Final Prospectus	true